Investment Risks	Nov. 28, 2025
FROST GROWTH EQUITY FUND | Management Risk
Prospectus [Line Items]
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Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

FROST GROWTH EQUITY FUND | Equity Risk
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Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FROST GROWTH EQUITY FUND | Growth Style Risk
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Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

FROST GROWTH EQUITY FUND | Sector Focus Risk
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Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

FROST GROWTH EQUITY FUND | Foreign Company Risk
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Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

FROST GROWTH EQUITY FUND | Small- and Mid-Capitalization Company Risk
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Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FROST GROWTH EQUITY FUND | Large Shareholder Risk
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Large Shareholder Risk – Institutional Investor(s) of the Fund may hold a proportion of the Fund’s shares, alone or in the aggregate, greater than the average retail investor(s). Transactions (i.e., large purchase or large redemption) of an institutional investor could impact a retail investor in the process of actively managing the Fund. While it is impossible to predict the long-term impact of these transactions; such events could have an adverse effect on the Fund’s performance, expenses, and taxes. Large purchases by an institutional investor may have an adverse effect on the Fund’s performance, as it may take time to invest the cash and may require the Fund’s portfolio managers to maintain a larger cash position than they would under normal market conditions.

Large redemptions by an institutional investor may increase the Fund’s transactional costs, expense ratio and may have an adverse tax effect for the remaining shareholders of the Fund by requiring a sale of portfolio securities that may have not been sold under normal market conditions.

FROST GROWTH EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
FROST GROWTH EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency.
FROST GROWTH EQUITY FUND | Risk Nondiversified Status [Member]
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Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

FROST TOTAL RETURN BOND FUND | Management Risk
Prospectus [Line Items]
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Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

FROST TOTAL RETURN BOND FUND | Sector Focus Risk
Prospectus [Line Items]
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Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

FROST TOTAL RETURN BOND FUND | Interest Rate Risk
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Interest Rate Risk – As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

FROST TOTAL RETURN BOND FUND | Credit Risk
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Credit Risk – The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

FROST TOTAL RETURN BOND FUND | High Yield Bond Risk
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High Yield Bond Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

FROST TOTAL RETURN BOND FUND | Collateralized Loan Obligations Risk
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Collateralized Loan Obligations Risk – Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

FROST TOTAL RETURN BOND FUND | Asset-Backed and Mortgage-Backed Securities Risk
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Asset-Backed and Mortgage-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion

(“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

FROST TOTAL RETURN BOND FUND | Prepayment and Extension Risk
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Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

FROST TOTAL RETURN BOND FUND | Issuer Risk
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Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

FROST TOTAL RETURN BOND FUND | Municipal Issuers Risk
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Municipal Issuers Risk – There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

FROST TOTAL RETURN BOND FUND | Market Risk
Prospectus [Line Items]
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Market Risk – The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

FROST TOTAL RETURN BOND FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

FROST TOTAL RETURN BOND FUND | Repurchase Agreements Risk
Prospectus [Line Items]
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Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

FROST TOTAL RETURN BOND FUND | Distressed Securities Risk
Prospectus [Line Items]
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Distressed Securities Risk – Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

FROST TOTAL RETURN BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
FROST TOTAL RETURN BOND FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency.
FROST CREDIT FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

FROST CREDIT FUND | Sector Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

FROST CREDIT FUND | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

FROST CREDIT FUND | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk – As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

FROST CREDIT FUND | Credit Risk
Prospectus [Line Items]
Risk [Text Block]

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. For a Fund of this type, credit risk is an important contributing factor over time to the performance of the Fund.

FROST CREDIT FUND | High Yield Bond Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Bond Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

FROST CREDIT FUND | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk – Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

FROST CREDIT FUND | Asset-Backed and Mortgage-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

FROST CREDIT FUND | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

FROST CREDIT FUND | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

FROST CREDIT FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

FROST CREDIT FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

FROST CREDIT FUND | Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

FROST CREDIT FUND | Distressed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Distressed Securities Risk – Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

FROST CREDIT FUND | Zero Coupon Deferred Interest and Pay-In-Kind Bond Risk
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Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk – These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind (“PIK”) securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. In addition, (1) the higher yields and interest rates on certain PIK securities reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may be difficult to value accurately because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; and (3) the deferral of PIK interest increases the loan-to-value ratio at a compounding rate.

FROST CREDIT FUND | Structured Note Risk
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Structured Note Risk – The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

FROST CREDIT FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
FROST CREDIT FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency.
FROST LOW DURATION BOND FUND | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

FROST LOW DURATION BOND FUND | Sector Focus Risk
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Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

FROST LOW DURATION BOND FUND | Interest Rate Risk
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Interest Rate Risk – As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

FROST LOW DURATION BOND FUND | Credit Risk
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Credit Risk – The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

FROST LOW DURATION BOND FUND | High Yield Bond Risk
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High Yield Bond Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

FROST LOW DURATION BOND FUND | Collateralized Loan Obligations Risk
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Collateralized Loan Obligations Risk – Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

FROST LOW DURATION BOND FUND | Asset-Backed and Mortgage-Backed Securities Risk
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Asset-Backed and Mortgage-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

FROST LOW DURATION BOND FUND | Prepayment and Extension Risk
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Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

FROST LOW DURATION BOND FUND | Issuer Risk
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Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

FROST LOW DURATION BOND FUND | Municipal Issuers Risk
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Municipal Issuers Risk – There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

FROST LOW DURATION BOND FUND | Market Risk
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Market Risk – The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

FROST LOW DURATION BOND FUND | Liquidity Risk
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Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

FROST LOW DURATION BOND FUND | Repurchase Agreements Risk
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Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

FROST LOW DURATION BOND FUND | Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
FROST LOW DURATION BOND FUND | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency.